INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets and related accumulated amortization

	2018	2019
	RMB	RMB
Computer software	29,156	30,321
Acquired technology	60,251	60,251
Trade names	95,783	95,783
Customer relationships	12,270	12,270
Acquired program transmission license	119,728	119,728
Acquired training and other licenses	4,151	4,151
Less: Accumulated amortization	(76,893)	(119,342)
Net book value	244,446	203,162